Other non-current assets	12 Months Ended
Dec. 31, 2018
Other non-current assets
Other non‑current assets

10. Other non‑current assets

At December 31, 2018 other non‑current assets of $24 million (2017: $25 million) include $9 million (2017: $10 million) relating to the Group’s investment in its joint ventures.